Promissory Note - Third Party (Details Narrative) - USD ($)	Oct. 13, 2025	Sep. 30, 2025	Aug. 11, 2025	May 27, 2025	Mar. 31, 2025	Mar. 25, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Promissory note							$ 4,445,458	$ 1,757,255
Dr. Tham Seng Kong [Member]
Defined Benefit Plan Disclosure [Line Items]
Promissory issued for working capital	$ 130,000		$ 250,000	$ 350,000		$ 300,000
Unpaid promissory note	$ 1,020,000
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Promissory note		$ 720,000			$ 30,000